SHORT - TERM DEBTS - Additional Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
SHORT - TERM DEBTS
Outstanding amount	$ 174,346,597
Weighted average interest rate for outstanding debts	7.50%	7.50%
Discontinued operations disposed of by sale | PRC Business
SHORT - TERM DEBTS
Outstanding amount	$ 174,346,597